Financial Risk Management - Exposure to Commodity Price Risk (Parenthetical) (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2019 lb	Dec. 31, 2018 lb
Disclosure of commodity price risk for financial instruments [line items]
Assumed percentage of copper price increases or decrease	10.00%
Copper in concentrate exposed to price movements	22	20
USD [member]
Disclosure of commodity price risk for financial instruments [line items]
US dollar increase in commodity price per lb of copper	0.28	0.27
Closing exchange rate	1.30	1.36